INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Intangible assets

Intangible assets consist of the following at December 31:

	2018	2017

Non-compete agreement	$1,250,000	$1,250,000
Intellectual property	756,000	756,000
Acquired Software	617,069	617,069
Internally developed software	1,563,401	754,140
Total cost	4,186,470	3,377,209
Accumulated amortization	(2,423,865)	(1,734,449)
Intangible assets, net	$1,762,605	$1,642,760

Schedule of estimated future amortization expense	The estimated future amortization expense for the years ended December 31, are as follows:

2019	$858,041
2020	737,648
2021	166,916
$1,762,605

Schedule of Income Tax (Benefit) Expense

Income tax (benefit) expense from continuing operations for the year ended December 31, 2018 consisted of the following:

	Current	Deferred	Total
Federal	$—	$(1,301,486)	$(1,301,486)
State	—	(700,900)	(700,900)
Subtotal	—	(2,002,386)	(2,002,386)
Valuation allowance	—	2,002,386	2,002,386
Total	$—	$—	$—

Income tax (benefit) expense from continuing operations for the year ended December 31, 2017 consisted of the following:

	Current	Deferred	Total
Federal	$—	$543,682	543,682
State	—	(287,649)	(287,649)
Subtotal	—	256,033	256,033
Valuation allowance	—	(256,033)	(256,033)
Total	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effects, rounded to thousands, of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2018 and 2017 are presented below:

	2018	2017
Deferred Tax Assets
Net operating loss carryforwards	$2,914,731	$4,156,406
Fixed assets	(37,801)
Accrued interest	—	—
Intangibles	—	—
Stock based compensation	430,907	579,085
Other accruals	24,390	53,185
Total Deferred Tax Assets	3,332,227	4,788,677

Deferred Tax Liabilities
Stock based compensation		—
Intangibles	(249,530)	(482,121)
Prepaid expenses	(12,620)	(14,623)
Total Deferred Tax Liabilities	(262,150)	(496,744)

Net Deferred Tax Assets	3,070,707	4,291,933
Valuation Allowance	(3,070,707)	(4,291,933)

Net deferred tax / (liabilities)	$—	$—

Big Token, Inc. [Member]
Schedule of Income Tax (Benefit) Expense

The provision for Federal and State income tax consists of the following:

	2018	2017
Federal income tax benefit attributable to:
Current Operations	$421,540	$44,021
Less: valuation allowance	$(421,540)	$(44,021)
Net provision for Federal income taxes	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The cumulative tax effect at the expected rate of 24.2% of significant items comprising our net deferred tax amount is as follows:

	2018	2017
Deferred tax asset attributable to:
Net operating loss carryover	$538,029	$50,785
Less: valuation allowance	$(538,029)	$(50,785)
Net deferred tax asset	$—	$—